Property and Equipment, Net (Details) - Schedule of Property and Equipment, Net - USD ($)	Sep. 30, 2024	Mar. 31, 2024
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, subtotal	$ 12,980,527	$ 12,167,196
Less: accumulated depreciation	(3,297,235)	(3,153,369)
Property and equipment, net	9,683,292	9,013,827
Property and Buildings [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, subtotal	3,286,559	3,122,152
Leasehold Improvements [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, subtotal	3,939,253	3,674,485
Land [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, subtotal	2,374,575	2,249,401
Equipment and Furniture [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, subtotal	2,518,662	2,355,674
Automobiles [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, subtotal	221,783	158,925
Software [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, subtotal	$ 639,695	$ 606,559